Noncontrolling Interest (Detail)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity And Noncontrolling Interests [Line Items]
Common stock, shares outstanding	34,010,609	1,063,368	571,524
Exchangeable Common Stock [Member]
Equity And Noncontrolling Interests [Line Items]
Common stock, shares outstanding	3,577,554	3,577,554	3,627,672